Sale of Cybersecurity Assets (Tables)	12 Months Ended
Dec. 31, 2018
Sale Of Cybersecurity Assets
Schedule of Loss on Sale of Cybersecurity Assets

The Company recorded a loss on sale as follows:

Cash proceeds	$60

Less:
Assets sold	(27)
Separation payments to former management	(40)
Common stock issued to former management, at fair value	(120)

Loss on sale of cybersecurity assets	$(127)